Nature of Business and Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Nature of Business and Summary of Significant Accounting Policies
1. NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of Business
Spring Bank Pharmaceuticals, Inc. (the “Company”) is a clinical-stage biopharmaceutical company engaged in the discovery and development of novel therapeutics for the treatment of a range of cancers and inflammatory diseases using its proprietary small molecule nucleotide platform. The Company designs its compounds to selectively target and modulate the activity of specific proteins implicated in various disease states. The Company’s internally-developed programs are primarily designed to stimulate and/or dampen immune responses. The Company is devoting its resources to advancing multiple programs in its STING (STimulator of INterferon Genes) product portfolio.
Until January 2020, the Company was also developing inarigivir, an orally-administered investigational selective immunomodulator, as a potential treatment for chronic hepatitis B virus, or HBV. Inarigivir was being evaluated in multiple clinical trials, including the Company’s Phase 2b CATALYST trials, designed to evaluate both treatment-naïve
and virally-suppressed
non-cirrhotic
patients with HBV under multiple dosing regimens. On January 29, 2020, the Company announced that it terminated all clinical development of inarigivir for the treatment of HBV due to the occurrence of unexpected serious adverse events, including one patient death, in the Company’s Phase 2b CATALYST trial.
On July 29, 2020, the Company and
F-star
Therapeutics Limited
(“F-star”)
entered into a Share Exchange Agreement (the “Exchange Agreement”) pursuant to which, subject to the satisfaction or waiver of the conditions set forth in the Exchange Agreement, the Company will acquire the entire issued share capital of
F-star
with
F-star
continuing as the combined company (the “Exchange”) (see Note 12).
Since its inception in 2002 and prior to its initial public offering (“IPO”) in May 2016, the Company built its technology platform and product candidate pipeline, supported by grants and through private financings. The Company has three wholly owned subsidiaries: Sperovie Biosciences, Inc. formed in September 2015, SBP Securities Corporation formed in December 2016 and SBP International Limited formed in May 2019.
The Company’s success is dependent upon its ability to successfully complete clinical development and obtain regulatory approval of its product candidates, successfully commercialize approved products, generate revenue, and, ultimately, attain profitable operations.
The pandemic caused by an outbreak of a new strain of coronavirus, or the
COVID-19
pandemic, that is affecting the U.S. and global economy and financial markets is also impacting the Company’s employees, patients, communities and business operations. The full extent to which the
COVID-19
pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition will depend on future developments that are highly uncertain and cannot be accurately predicted, including new information that may emerge concerning
COVID-19,
the actions taken to contain it or treat its impact and the economic impact on local, regional, national and international markets. The Company is actively monitoring this situation and the possible effects on its financial condition, liquidity, operations, suppliers, industry, and workforce.
Basis of Presentation and Liquidity
The accompanying consolidated financial statements have been prepared in accordance with United States (“U.S.”) generally accepted accounting principles (“U.S. GAAP”).
The accompanying interim financial statements as of June 30, 2020 and for the three and six months ended June 30, 2020 and 2019, and related interim information contained within the notes to the financial statements, are unaudited. In management’s opinion, the unaudited interim consolidated financial statements have been prepared on the same basis as the Company’s audited financial statements and include all adjustments (including normal recurring adjustments) necessary for the fair presentation of the Company’s financial position as of June 30, 2020, results of operations for the three and six months ended June 30, 2020 and 2019, statement of stockholders’ equity for the three and six months ended June 30, 2020 and 2019 and its cash flows for the six months ended June 30, 2020 and 2019. These interim financial statements should be read in conjunction with the Company’s audited financial statements and accompanying notes contained in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2019, as filed with the Securities and Exchange Commission (“SEC”) on February 14, 2020. The results for the three and six months ended June 30, 2020 are not necessarily indicative of the results expected for the full fiscal year or any interim period.
As of June 30, 2020, the Company had an accumulated deficit of $140.9 million and $23.5 million in cash, cash equivalents and marketable securities. On April 8, 2020, the Company repaid in full its $20.0 million convertible term loan (see Note 9).
There is no guarantee that the Exchange will be completed. The Company expects its $23.5 million in cash, cash equivalents and marketable securities as of June 30, 2020 will be sufficient to fund operations for at least the next twelve months. This estimate assumes no additional funding from new collaboration agreements, equity financings or further sales under the Company’s Controlled Equity Offering
SM
Sales Agreement with Cantor Fitzgerald & Co. (see Note 8).
The Company does not expect to raise any additional funds prior to the completion of the Exchange. However, if the Exchange is not completed, the Company may require significant additional funds earlier than it currently expects in order to conduct clinical trials and preclinical and discovery activities. There can be no assurances, however, that additional funding will be available on favorable terms, or at all. To the extent that the Company raises additional capital through the sale of equity or convertible debt securities, stockholders’ ownership interests will be diluted, and the terms of these securities may include liquidation or other preferences that adversely affect common stockholder rights. If the Company raises additional funds through collaborations, strategic alliances or licensing arrangements with third parties, the Company may have to relinquish valuable rights to its technologies, future revenue streams, research programs, or product candidates or grant licenses on terms that may not be favorable to the Company.
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Sperovie Biosciences, Inc., SBP Securities Corporation and SBP International Limited. Sperovie Biosciences, Inc. had operations consisting mainly of legal fees associated with intellectual property activities as of June 30, 2020. Sperovie Biosciences, Inc. was a joint borrower with the Company under the Company’s convertible term loan (see Note 9). SBP Securities Corporation had assets primarily related to investments in marketable securities and operations consisting primarily of interest income as of June 30, 2020. SBP International Limited had operations consisting mainly of clinical trial oversight, including European data protection oversight, as of June 30, 2020. All intercompany balances and transactions have been eliminated in consolidation.
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases estimates and assumptions on historical experience when available and on various factors that it believes to be reasonable under the circumstances. Significant estimates relied upon in preparing the accompanying financial statements related to the fair value of warrants, accounting for stock-based compensation, income taxes, useful lives of long-lived assets, and accounting for certain accruals. The Company evaluates
its estimates and assumptions on an ongoing basis. The Company’s actual results may differ from these estimates.
Cash and Cash Equivalents
Cash equivalents are stated at fair value and include short-term, highly liquid investments with remaining maturities of 90 days or less at the date of purchase. Included in cash and cash equivalents as of June 30, 2020 are money market fund investments of $7.0 million and included in cash and cash equivalents as of December 31, 2019 are money market fund investments of $21.1 million and United States treasury securities of $6.0 million, which are reported at fair value (see Note 5).
Restricted Cash
As of June 30, 2020 and December 31, 2019, restricted cash consists of approximately $234,000, which is held as a security deposit required in conjunction with a lease agreement for the Company’s principal office and laboratory space entered into in October 2017.
Concentration of Credit Risk
Financial instruments that subject the Company to significant concentrations of credit risk consist primarily of cash, cash equivalents, restricted cash and marketable securities. Substantially all of the Company’s cash is held at financial institutions that management believes to be of high credit quality. Deposits with these financial institutions may exceed the amount of insurance provided on such deposits; however, these deposits may be redeemed upon demand and, therefore, bear minimal risk.
Investments in Marketable Securities
The Company invests excess cash balances in short-term and long-term marketable securities. The Company classifies investments in marketable securities as either held-to-maturity
or
available-for-sale
based on facts and circumstances present at the time of purchase. At each balance sheet date presented, all investments in securities are classified as available-for-sale.
The Company reports
available-for-sale
investments at fair value at each balance sheet date and includes any unrealized holding gains and losses (the adjustment to fair value) in accumulated other comprehensive income (loss), a component of stockholders’ equity. Realized gains and losses are determined using the specific identification method and are included in other income (expense). If any adjustment to fair value reflects a decline in the value of the investment, the Company considers all available evidence to evaluate the extent to which the decline is “other than temporary,” including the intention to sell and, if so, marks the investment to market through a charge to the Company’s consolidated statements of operations and comprehensive loss.
Property and Equipment, Net
Property and equipment are recorded at cost. Costs associated with maintenance and repairs are expensed as incurred. Depreciation is provided using the straight-line method over the estimated useful lives:

Asset Category	Useful Life
Equipment	5-7 years
Furniture and fixtures	5 years
Leasehold improvements	Lesser of 10 years or the remaining term of the respective lease
Leases
The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use
(“ROU”) assets, other current liabilities and operating lease liabilities in the Company’s consolidated balance sheets.
ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As the Company’s leases do not provide an implicit rate, the Company uses an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. This is the rate the Company would have to pay if borrowing on a collateralized basis over a similar term to each lease. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.
Impairment of Long-Lived Assets
Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. When such events occur, the Company compares the carrying amounts of the assets to their undiscounted expected future cash flows. If the undiscounted cash flows are insufficient to recover the carrying value, an impairment loss is recorded for the difference between the carrying value and fair value of the asset. As of June 30, 2020, no such impairment has occurred.
Research and Development Costs
Research and development expenses consist primarily of costs incurred for the Company’s research activities, including discovery efforts, and the development of product candidates, which include:

•
expenses incurred under agreements with third parties, including contract research organizations, or CROs, that conduct research, preclinical activities and clinical trials on the Company’s behalf as well as contract manufacturing organizations, or CMOs, that manufacture drug products for use in the Company’s preclinical and clinical trials;

•	salaries, benefits and other related costs, including stock-based compensation expense, for personnel in the Company’s research and development functions;

•	costs of outside consultants, including their fees, stock-based compensation and related travel expenses;

•	the cost of laboratory supplies and acquiring, developing and manufacturing preclinical study and clinical trial materials;

•	costs related to compliance with regulatory requirements; and

•	facility-related expenses, which include direct depreciation costs and allocated expenses for rent and maintenance of facilities and other operating costs.
The Company expenses research and development costs as incurred. The Company recognizes external development costs based on an evaluation of the progress to completion of specific tasks using information provided to the Company by its vendors and its clinical investigative sites. Payments for these activities are based on the terms of the individual agreements, which may differ from the pattern of costs incurred, and are reflected in the Company’s consolidated financial statements as prepaid or accrued research and development expenses.
Warrants
The Company accounts for freestanding warrants within stockholders equity or as liabilities based on the characteristics and provisions of each instrument. The Company evaluates outstanding warrants in accordance with ASC 480,
Distinguishing Liabilities from Equity
, and ASC 815,
Derivatives and Hedging
. If none of the criteria in the evaluation in these standards are met, the warrants are classified as a component of stockholders equity and initially recorded at their grant date fair value without subsequent remeasurement. Warrants that meet the criteria are classified as liabilities and remeasured to their fair value at the end of each reporting period.
Stock-Based Compensation
The Company’s stock-based payments include stock options, performance-based restricted stock units (“performance-based RSUs”), time-based restricted stock units (“time-based RSUs”) and grants of common stock. The Company accounts for all stock-based payment awards granted to employees and nonemployees using a fair value method. The measurement date for employee awards is the date of grant, and stock-based compensation costs are recognized as expense over the employees’ requisite service period, which is generally the vesting period, on a straight-line basis. The Company accounts for forfeitures as they occur.
The Company measures the fair value of the performance-based RSUs relating to the total share return performance using a Monte Carlo valuation model. The Company measures the fair value of the performance-based RSUs relating to the milestone performance goals using the fair value method and the probability that the specified performance criteria will be met. Each quarter the Company updates its assessment of the probability that the specified milestone criteria will be achieved and adjusts its estimate of the fair value, if necessary. Stock-based compensation expense is classified in the accompanying consolidated statements of operations and comprehensive loss based on the department to which the related services are provided.
Financial Instruments
The Company’s financial instruments consist of cash equivalents, marketable securities, accounts payable, a term loan and liability classified warrants. The carrying amounts of cash and cash equivalents and accounts payable approximate their fair value due to the short-term nature of those financial instruments. The fair value of the marketable securities and liability classified warrants are remeasured to fair value each reporting period (see Note 5). The fair value of the term loan approximates its face value due to market terms.
Fair Value Measurements
The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. Accounting Standards Codification (“ASC”) 820,
Fair Value Measurements and Disclosures
(“ASC 820”), establishes a hierarchy of inputs used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The fair value hierarchy applies only to the valuation inputs used in determining the reported fair value of the investments and is not a measure of the investment credit quality. The three levels of the fair value hierarchy are described below:
Level 1—Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2—Valuations based on quoted prices for similar assets or liabilities in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3—Valuations that require inputs that reflect the Company’s own assumptions that are both significant to the fair value measurement and unobservable.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires
more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The Company’s assets and liabilities measured at fair value on a recurring basis include cash equivalents, marketable securities and warrant liabilities.
Net Loss Per Share
Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding for the period. Diluted net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock and dilutive common stock equivalents outstanding for the period, determined using the treasury-stock method and the as if-converted
method, for convertible securities, if inclusion of these instruments is dilutive.
For the three and six months ended June 30, 2020 and 2019, both methods are equivalent. Basic and diluted net loss per share is described further in Note 2.
Income Taxes
Deferred tax assets and liabilities are determined based upon the differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities as well as net operating loss and tax credit carryforwards using enacted tax rates expected to be in effect in the years in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax asset will not be realized.
The Company assesses its income tax positions and records tax benefits based upon management’s evaluation of the facts, circumstances and information available at the reporting date. For those tax positions where it is more likely than not that a tax benefit will be sustained, the Company records the largest amount of tax benefit with a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority having full knowledge of all relevant information. For those income tax positions where it is not more likely than not that a tax benefit will be sustained, no tax benefit is recognized in the consolidated financial statements. The Company classifies interest and penalties associated with such uncertain tax positions as a component of interest expense. As of June 30, 2020 and December 31, 2019, the Company has not identified any material uncertain tax positions.
Guarantees and Indemnifications
As permitted under Delaware law, the Company indemnifies its officers and directors for certain events or occurrences while the officer or director is, or was, serving at the Company’s request in such capacity.
The Company leases its principal office and laboratory space in Hopkinton, Massachusetts under a non-cancelable
operating lease. The Company has standard indemnification arrangements under the lease that require it to indemnify the landlords against liability for injury, loss, accident, or damage from any claims, actions, proceedings, or costs resulting from certain acts, breaches, violations, or nonperformance under the Company’s lease.
Through June 30, 2020, the Company had not experienced any losses related to these indemnification obligations and no material claims were outstanding. The Company does not expect significant claims related to these indemnification obligations, and consequently, concluded that the fair value of these obligations is negligible, and no related reserves were established.
Segment Information
Operating segments are identified as components of an enterprise about which separate and discrete financial information is available for evaluation by the chief operating decision maker, the Company’s chief executive officer, in making decisions regarding resource allocation and assessing performance. The Company views its operations and manages its business in one operating segment and does not track expenses on a program-by-program
basis.
Recently Issued Accounting Pronouncements
In August 2018, the FASB issued ASU
2018-13,
Fair Value Measurement (Topic 820), Disclosure Framework – Changes to the Disclosure Requirement for Fair Value Measurement
.
This ASU removes, modifies and adds certain disclosure requirements of ASC Topic 820. The ASU is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Company adopted this standard as of January 1, 2020; however, the adoption of this standard did not impact the Company’s consolidated financial statements.

1.	NATURE OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of Business
Spring Bank Pharmaceuticals, Inc. (the “Company”) is a clinical-stage biopharmaceutical company engaged in the discovery and development of novel therapeutics for the treatment of a range of cancers and inflammatory diseases using its proprietary small molecule nucleotide platform. The Company designs its compounds to selectively target and modulate the activity of specific proteins implicated in various disease states. The Company’s internally-developed programs are primarily designed to stimulate and/or dampen immune responses. The Company is devoting its resources to advancing multiple programs in its STING (STimulator of INterferon Genes) product portfolio.
Until recently, the Company was focused on developing inarigivir for the treatment of chronic hepatitis B virus, or HBV. Inarigivir was being evaluated in multiple clinical trials, including the Company’s Phase 2b CATALYST trials, designed to evaluate both treatment-naïve
and virally-suppressed
non-cirrhotic
patients with HBV under multiple dosing regimens. In January 2020, the Company announced the discontinuation of the development of inarigivir based on an ongoing assessment of patients in its Phase 2b CATALYST trials.
Since its inception in 2002 and prior to its initial public offering (“IPO”) in May 2016, the Company built its technology platform and product candidate pipeline, supported by grants and through private financings. The Company has three wholly owned subsidiaries: Sperovie Biosciences, Inc. formed in September 2015, SBP Securities Corporation formed in December 2016 and SBP International Limited formed in May 2019.
The Company’s success is dependent upon its ability to successfully complete clinical development and obtain regulatory approval of its product candidates, successfully commercialize approved products, generate revenue, and, ultimately, attain profitable operations.
Basis of Presentation and Liquidity
The accompanying consolidated financial statements have been prepared in accordance with United States (“U.S.”) generally accepted accounting principles (“U.S. GAAP”).
As of December 31, 2019, the Company had an accumulated deficit of $126.2 million and $54.5 million in cash, cash equivalents and marketable securities.
The Company expects to continue to incur significant and increasing losses for the foreseeable future. The Company anticipates that its expenses will increase significantly as it continues to develop SB 11285 and its other product candidates. The Company does not have any committed external source of funds. As a result, the Company will need additional financing to support its continuing operations. Adequate additional funds may not be available to the Company on acceptable terms, or at all. To the extent that the Company raises additional capital through the sale of equity or convertible debt securities, stockholders’ ownership interests will be diluted, and the terms of these securities may include liquidation or other preferences that adversely affect common stockholder rights. If the Company raises additional funds through collaborations, strategic alliances or licensing arrangements with third parties, the Company may have to relinquish valuable rights to its technologies, future revenue streams, research programs, or product candidates or grant licenses on terms that may not be favorable to the Company.
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Sperovie Biosciences, Inc., SBP Securities Corporation and SBP International Limited. Sperovie Biosciences, Inc. had operations consisting mainly of legal fees associated with intellectual property activities as of December 31, 2019. Sperovie Biosciences, Inc. is a joint borrower with the Company under the Company’s term loan (see Note 9). SBP Securities Corporation had assets primarily related to investments in marketable securities and operations consisting primarily of interest income as of December 31, 2019. SBP International Limited had operations consisting mainly of clinical trial oversight, including European data protection oversight, as of December 31, 2019. All intercompany balances and transactions have been eliminated in consolidation.
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases estimates and assumptions on historical experience when available and on various factors that it believes to be reasonable under the circumstances. Significant estimates relied upon in preparing the accompanying financial statements related to the fair value of warrant liabilities, accounting for stock-based compensation, income taxes, useful lives of long-lived assets, and accounting for certain accruals. The Company evaluates its estimates and assumptions on an ongoing basis. The Company’s actual results may differ from these estimates.
Cash and Cash Equivalents
Cash equivalents are stated at fair value and include short-term, highly liquid investments with remaining maturities of 90 days or less at the date of purchase. Included in cash and cash equivalents as of December 31, 2019 are money market fund investments of $21.1 million and United States treasury securities of $6.0 million, which are reported at fair value. As of December 31, 2018, included in cash and cash equivalents are money market fund investments of $13.3 million, which are reported at fair value (Note 5).
Restricted Cash
As of December 31, 2019 and 2018, restricted cash consisted of approximately $234,000, which is held as a security deposit required in conjunction with the lease agreement for the Company’s principal office and laboratory space entered into in October 2017.
Concentration of Credit Risk
Financial instruments that subject the Company to significant concentrations of credit risk consist primarily of cash, cash equivalents, restricted cash and marketable securities. Substantially all of the Company’s cash is held at financial institutions that management believes to be of high-credit quality. Deposits with these financial institutions may exceed the amount of insurance provided on such deposits; however, these deposits may be redeemed upon demand and, therefore, bear minimal risk.
Investments in Marketable Securities
The Company invests excess cash balances in short-term and long-term marketable securities. The Company classifies investments in marketable securities as either held-to-maturity
or
available-for-sale
based on facts and circumstances present at the time of purchase. At each balance sheet date presented, all investments in securities are classified as available-for-sale.
The Company reports
available-for-sale
investments at fair value at each balance sheet date and includes any unrealized holding gains and losses (the adjustment to fair value) in accumulated other comprehensive income (loss), a component of stockholders’ equity. Realized gains and losses are determined using the specific
identification method and are included in other income (expense). If any adjustment to fair value reflects a decline in the value of the investment, the Company considers all available evidence to evaluate the extent to which the decline is “other than temporary,” including the intention to sell and, if so, marks the investment to market through a charge to the Company’s consolidated statements of operations and comprehensive loss.
Property and Equipment, Net
Property and equipment are recorded at cost. Costs associated with maintenance and repairs are expensed as incurred. Depreciation and amortization are provided using the straight-line method over the estimated useful lives:

Asset Category	Useful Life
Equipment	5-7 years
Furniture and fixtures	5 years
Leasehold improvements	Lesser of 10 years or the remaining term of the respective lease
Leases
The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use
(“ROU”) assets, other current liabilities and operating lease liabilities in the Company’s consolidated balance sheets.
ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date of a lease based on the present value of lease payments over the lease term. As the Company’s leases do not provide an implicit rate, the Company uses an incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. This is the rate the Company would have to pay if borrowing on a collateralized basis over a similar term to each lease. The operating lease ROU asset also includes any lease payments made and excludes lease incentive amounts. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.
Impairment of Long-Lived Assets
Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. When such events occur, the Company compares the carrying amounts of the assets to their undiscounted expected future cash flows. If the undiscounted cash flows are insufficient to recover the carrying value, an impairment loss is recorded for the difference between the carrying value and fair value of the asset. Through December 31, 2019, no such impairment has occurred.
Research and Development Costs
Research and development expenses consist primarily of costs incurred for the Company’s research activities, including discovery efforts, and the development of product candidates, which include:

•
expenses incurred under agreements with third parties, including contract research organizations, or CROs, that conduct research, preclinical activities and clinical trials on the Company’s behalf as well as contract manufacturing organizations, or CMOs, that manufacture drug products for use in the Company’s preclinical and clinical trials;

•	salaries, benefits and other related costs, including stock-based compensation expense, for personnel in the Company’s research and development functions;

•	costs of outside consultants, including their fees, stock-based compensation and related travel expenses;

•	the cost of laboratory supplies and acquiring, developing and manufacturing preclinical study and clinical trial materials;

•	costs related to compliance with regulatory requirements; and

•	facility-related expenses, which include direct depreciation costs and allocated expenses for rent and maintenance of facilities and other operating costs.
The Company expenses research and development costs as incurred. The Company recognizes external development costs based on an evaluation of the progress to completion of specific tasks using information provided to the Company by its vendors and its clinical investigative sites. Payments for these activities are based on the terms of the individual agreements, which may differ from the pattern of costs incurred, and are reflected in the Company’s consolidated financial statements as prepaid or accrued research and development expenses.
Warrants
The Company accounts for freestanding warrants within stockholders’ equity or as liabilities based on the characteristics and provisions of each instrument. The Company evaluates outstanding warrants in accordance with ASC 480,
Distinguishing Liabilities from Equity
, and ASC 815,
Derivatives and Hedging
. If none of the criteria in the evaluation in these standards are met, the warrants are classified as a component of stockholders’ equity and initially recorded at their grant date fair value without subsequent remeasurement. Warrants that meet the criteria are classified as liabilities and remeasured to their fair value at the end of each reporting period.
Stock-Based Compensation
The Company’s stock-based payments include stock options, performance-based restricted stock units (“RSUs”) and grants of common stock, including common stock subject to vesting. The Company accounts for all stock-based payment awards granted to employees and nonemployees using a fair value method. The measurement date for employee awards is the date of grant, and stock-based compensation costs are recognized as expense over the employee’s requisite service period, which is generally the vesting period, on a straight-line basis. The Company accounts for forfeitures as they occur.
The Company measures the fair value of the performance-based RSUs relating to the total share return performance using a Monte Carlo valuation model. The Company measures the fair value of the performance-based RSUs relating to the milestone performance goals using the fair value method and the probability that the specified performance criteria will be met. Each quarter the Company updates its assessment of the probability that the specified milestone criteria will be achieved and adjusts its estimate of the fair value, if necessary. Stock-based compensation expense is classified in the accompanying consolidated statements of operations and comprehensive loss based on the department to which the related services are provided.
Financial Instruments
The Company’s financial instruments consist of cash equivalents, marketable securities, accounts payable, a term loan and liability classified warrants. The carrying amounts of cash and cash equivalents and accounts payable approximate their fair value due to the short-term nature of those financial instruments. The fair value of the marketable securities and liability classified warrants are remeasured to fair value each reporting period (see Note 5). The fair value of the term loan approximates its face value due to market terms.
Fair Value Measurements
The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. Accounting Standards Codification 820,
Fair Value Measurements and Disclosures
(“ASC 820”), establishes a hierarchy of inputs used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The fair value hierarchy applies only to the valuation inputs used in determining the reported fair value of the investments and is not a measure of the investment credit quality. The three levels of the fair value hierarchy are described below:
Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2 – Valuations based on quoted prices for similar assets or liabilities in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations that require inputs that reflect the Company’s own assumptions that are both significant to the fair value measurement and unobservable.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The Company’s assets and liabilities measured at fair value on a recurring basis include cash equivalents, marketable securities and warrant liabilities.
Net Loss Per Share
Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding for the period. Diluted net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock and dilutive common stock equivalents outstanding for the period, determined using the treasury-stock method and the as if-converted
method, for convertible securities, if inclusion of these instruments is dilutive.
For the year ended December 31, 2019, both methods are equivalent. For the year ended December 31, 2018, diluted net loss per share amounts were calculated based on the dilutive effect of the total number of shares of common stock related to the November 2016 Private Placement warrants and the change in the fair value of the warrant liability. Basic and diluted net loss per share are described further in Note 2.
Income Taxes
Deferred tax assets and liabilities are determined based upon the differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities as well as net operating loss and tax credit carryforwards using enacted tax rates expected to be in effect in the years in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax asset will not be realized.
The Company assesses its income tax positions and records tax benefits based upon management’s evaluation of the facts, circumstances, and information available at the reporting date. For those tax positions where it is more likely than not that a tax benefit will be sustained, the Company records the largest amount of tax benefit with a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority having full knowledge of all relevant information
. For those income tax positions where it is not more likely than not that a tax benefit will be sustained, no tax benefit is recognized in the consolidated financial statements. The Company classifies interest and penalties associated with such uncertain tax positions as a component of tax expense. As of December 31, 2019 and 2018, the Company has not identified any material uncertain tax positions.
Guarantees and Indemnifications
As permitted under Delaware law, the Company indemnifies its officers and directors for certain events or occurrences while the officer or director is, or was, serving at the Company’s request in such capacity.
The Company leases office and laboratory space in Hopkinton, Massachusetts and previously leased research and development space in Milford, Massachusetts under non-cancelable
operating leases. The Company has standard indemnification arrangements under these leases that require it to indemnify the landlords against liability for injury, loss, accident, or damage from any claims, actions, proceedings, or costs resulting from certain acts, breaches, violations, or nonperformance under the Company’s lease.
Through December 31, 2019, the Company had not experienced any losses related to these indemnification obligations and no material claims were outstanding. The Company does not expect significant claims related to these indemnification obligations, and consequently, concluded that the fair value of these obligations is negligible, and no related reserves were established.
Segment Information
Operating segments are identified as components of an enterprise about which separate and discrete financial information is available for evaluation by the chief operating decision maker, the Company’s Chief Executive Officer, in making decisions regarding resource allocation and assessing performance. The Company views its operations and manages its business in one operating segment and does not track expenses on a program-by-program
basis.
Recently Issued Accounting Pronouncements
In February 2016, the FASB issued ASU
No. 2016-02,
 Leases
 (“ASU 2016-02”). ASU 2016-02
requires lessees to recognize most leases on their balance sheet as a right-of-use asset
and a lease liability. Leases are classified as either operating or finance, and classification is based on criteria similar to current lease accounting, but without explicit bright lines. In July 2018, the FASB issued ASU No.
2018-10,
 “Codification Improvements to Topic 842, Leases”
 (“ASU
2018-10”),
which provides narrow amendments to clarify how to apply certain aspects of the new lease standard, and ASU
No. 2018-11,
“Leases (Topic 842) – Targeted Improvements” (ASU
2018-11),
which addresses implementation issues related to the new lease standard. The guidance is effective for annual reporting periods beginning after December 15, 2018 and interim periods within those fiscal years, and early adoption is permitted. Under this standard, disclosures are required to enable users of financial statements in assessing the amount, timing, and uncertainty of cash flows arising from leases. The standard permits two transition methods, (1) to apply the new lease requirements at the beginning of the earliest period presented, or (2) to apply the new lease requirements at the effective date.
The Company adopted the standard on the effective date of January 1, 2019 by applying the new lease requirements at the effective date. Prior periods continue to be presented based on the accounting standards originally in effect for such periods. The Company also elected the package of practical expedients permitted under the transition guidance within the new standard, which, among other things, allows the Company to carry forward the historical lease classification. The Company will also apply the practical expedient not to separate lease and non-lease
components for new and modified leases commencing after adoption. The standard had an impact of approximately $3.0 million on the Company’s assets and $3.4 million on its liabilities, as of January 1, 2019, for the recognition of right-of-use
assets and lease liabilities, which are primarily related to the lease of its corporate headquarters in Hopkinton, Massachusetts. The standard did not have a material impact on the Company’s results of operations or liquidity (see Note 10).
In July 2017, the FASB issued ASU
2017-11,
Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480), Derivatives and Hedging (Topic 815):
I. Accounting for Certain Financial Instruments with Down Round Features and II. Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception
.
Part I applies to entities that issue financial instruments such as warrants, convertible debt or convertible preferred stock that contain down round features. Part II simply replaces the indefinite deferral for certain mandatorily redeemable noncontrolling interests and mandatorily redeemable financial instruments of nonpublic entities contained within Accounting Standards Codification (ASC) Topic 480 with a scope exception and does not impact the accounting for these mandatorily redeemable instruments. This ASU is effective for public companies for the annual reporting periods beginning after December 15, 2018, and interim periods within those annual periods. Early adoption is permitted. The Company adopted this standard as of January 1, 2019; however, the adoption of this standard did not impact the Company’s consolidated financial statements.
In August 2018, the FASB issued ASU
2018-13,
Fair Value Measurement (Topic 820), Disclosure Framework – Changes to the Disclosure Requirement for Fair Value Measurement
.
This ASU removes, modifies and adds certain disclosure requirements of ASC Topic 820. The ASU is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Company is currently evaluating the impact that the adoption of this standard may have on the Company’s consolidated financial statements.